SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Carrying amount	$ 3,128	$ 4,022	$ 8,794
Year one	896	1,152	1,328
Year two	904	1,163	1,333
Year three	906	1,165	4,424
Year four	422	542	1,166
Year five			543
Thereafter
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount		3,927	8,676
Year one		1,127	1,304
Year two		1,138	1,309
Year three		1,142	4,400
Year four		520	1,142
Year five			521
Thereafter
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount		95	118
Year one		25	24
Year two		25	24
Year three		23	24
Year four		22	24
Year five			22
Thereafter